Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Basic Shareholders’ Equity	$ 6,170,810,792	$ 1,600,079,694
(Deductible Items)	(982,150,688)	(304,644,028)
Equity Tier 1	5,188,660,104	1,295,435,666
Complementing shareholders’ Equity	51,625,000	80,848,330
Equity Tier 2	51,625,000	80,848,330
Regulatory Capital (RPC)	$ 5,240,285,104	$ 1,376,283,996